Earn-out Shares Liability (Details) $ / shares in Units, $ in Thousands			3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 06, 2023	Aug. 20, 2021 day $ / shares shares	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Schedule Of Recapitalization [Line Items]
Derivative instrument, contingent consideration, liability, shares (in shares) | shares		540,000
Reverse stock split ratio	0.0333
Earnout period (in years)							5 years
Earn-out shares liability | $			$ 6		$ 6		$ 39	$ 564
Change in amount of contingent consideration gain | $			$ 36	$ 600	$ 33	$ 500	$ 500	$ 28,700
Derivative Instrument, Tranche One
Schedule Of Recapitalization [Line Items]
Derivative instrument, contingent consideration, liability, shares (in shares) | shares		180,000
Derivative instrument, contingent consideration, liability, earnout period, stock price trigger (in dollars per share)		$ 420.00
Threshold trading days | day		10
Threshold trading day period | day		20
Derivative Instrument, Tranche One | Minimum
Schedule Of Recapitalization [Line Items]
Derivative instrument, contingent consideration, liability, earnout period, stock price trigger (in dollars per share)		$ 420.00
Derivative Instrument, Tranche One | Maximum
Schedule Of Recapitalization [Line Items]
Derivative instrument, contingent consideration, liability, earnout period, stock price trigger (in dollars per share)		$ 600.00
Derivative Instrument, Tranche Two
Schedule Of Recapitalization [Line Items]
Derivative instrument, contingent consideration, liability, shares (in shares) | shares		180,000
Derivative instrument, contingent consideration, liability, earnout period, stock price trigger (in dollars per share)		$ 600.00
Threshold trading days | day		10
Threshold trading day period | day		20
Derivative Instrument, Tranche Two | Minimum
Schedule Of Recapitalization [Line Items]
Derivative instrument, contingent consideration, liability, earnout period, stock price trigger (in dollars per share)		$ 600.00
Derivative Instrument, Tranche Two | Maximum
Schedule Of Recapitalization [Line Items]
Derivative instrument, contingent consideration, liability, earnout period, stock price trigger (in dollars per share)		$ 750.00
Derivative Instrument, Tranche Three
Schedule Of Recapitalization [Line Items]
Derivative instrument, contingent consideration, liability, shares (in shares) | shares		180,000
Derivative instrument, contingent consideration, liability, earnout period, stock price trigger (in dollars per share)		$ 750.00
Threshold trading days | day		10
Threshold trading day period | day		20
Restricted stock units
Schedule Of Recapitalization [Line Items]
Derivative instrument, contingent consideration, liability, shares (in shares) | shares		8,700